MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Summary of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress
The following table shows the breakdown of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress:

	Plant and equipment	Mining properties	Construction in progress	Total
Cost
As of December 31, 2016	461,438	746,657	131,409	1,339,504
Additions	649	632	63,072	64,353
Transfers	24,269	48,122	(72,391)	—
Capitalized interest	—	—	5,285	5,285
Change in rehabilitation provision estimate	—	3,022	—	3,022
Disposals and other	(7,142)	—	(452)	(7,594)
Balance at December 31, 2017	$479,214	$798,433	$126,923	$1,404,570
Additions	95	677	45,485	46,257
Transfers	16,516	127,902	(144,418)	—
Capitalized interest	—	—	579	579
Change in rehabilitation provision estimate	—	3,218	—	3,218
Disposals and other	(17,065)	—	—	(17,065)
Balance at December 31, 2018	$478,760	$930,230	$28,569	$1,437,559

Accumulated depreciation
As of December 31, 2016	431,698	692,789	—	1,124,487
Depreciation and amortization	12,385	20,431	—	32,816
Disposals and other	(6,791)	—	—	(6,791)
Balance at December 31, 2017	$437,292	$713,220	$—	$1,150,512
Depreciation and amortization	12,349	20,900	—	33,249
Disposals and other	(16,842)	—	—	(16,842)
Balance at December 31, 2018	$432,799	$734,120	$—	$1,166,919

Carrying amount
Balance at December 31, 2017	$41,922	$85,213	$126,923	$254,058
Balance at December 31, 2018	$45,961	$196,110	$28,569	$270,640